Notes to the Assets of the Balance Sheet - Summary of Prepaid Expenses and Other Assets, Net of Current Portion (Detail) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expenses and Other Current Assets [abstract]
Prepaid Expenses, Net of Current Portion	€ 183,000	€ 134,000
Other Current Assets	1,384,000	1,002,000
Total	€ 1,567,259	€ 1,136,030